Share-Based Compensation - Summary Of Restricted Share Unit And Restricted Stock Activity (Parenthetical) (Details) - Restricted Stock And Restricted Stock Unit - Two Thousand And Nineteen Lions Gate Plan - USD ($)
shares in Millions, $ in Millions
12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award equity instruments other than options vested during the period	$ 67.5	$ 40.0
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award equity instruments other than options granted during the period	0.1
Share based compensation by share based award equity instruments other than options vested during the period			$ 51.0